Restructuring - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Expense	$ 0.8	$ 0.0	$ 0.0	$ 4.6	$ 10.0
Midwest
Restructuring Cost and Reserve [Line Items]
Severance costs				0.4
Lease termination costs				0.6	1.7
Relocation cost					2.3
East
Restructuring Cost and Reserve [Line Items]
Lease termination costs				0.4	0.6
Relocation cost				0.3
South
Restructuring Cost and Reserve [Line Items]
Lease termination costs				0.2	0.3
Relocation cost				0.8
Other expenses					0.3
Corporate
Restructuring Cost and Reserve [Line Items]
Severance costs				$ 1.6	2.3
Employee Severance and Benefits Restructuring | Midwest
Restructuring Cost and Reserve [Line Items]
Expense					$ 2.5